Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Inventories [Abstract]
Raw materials	$ 24,115	$ 24,561
Work in progress	1,009	869
Finished goods	12,893	13,159
Inventories	38,017	38,589
Inventory recognized as an expense	127,725	116,923	$ 98,503
Inventory writedown	$ 3,270	$ 2,541	$ 3,259